Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
October 11, 2000

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: $234,900 (thousands)

List of Other Included Managers:  None

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                                TITLE
                                 OF                VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ -------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
Abbott Labs                    COM      002824100    12055   253454 SH       SOLE                 143634            110715
Affiliated Computers Svcs - A  COM      008190100     1933    38760 SH       SOLE                  16950      295    21810
Altera Corp.                   COM      021441100     1001    20970 SH       SOLE                  20970
American Home Products         COM      026609107      366     6464 SH       SOLE                    800              5664
BP Amoco PLC - Spons ADR       COM      055622104      825    15566 SH       SOLE                  14508              1058
Becton, Dickinson              COM      075887109      332    12550 SH       SOLE                  12150      400      400
Boeing                         COM      097023105      425     6750 SH       SOLE                                     6750
Bristol-Myers Squibb           COM      110122108    16218   283906 SH       SOLE                 173976            110435
CVS Corp.                      COM      126650100    12353   266725 SH       SOLE                 160688      340   106892
Callaway Golf Co.              COM      131193104      600    39000 SH       SOLE                  23250      750    15750
Cardinal Health, Inc.          COM      14149Y108     1087    12325 SH       SOLE                  12325
Chase Manhattan Corp.          COM      16161A108     4077    88260 SH       SOLE                  57391             31429
Cisco Systems, Inc.            COM      17275R102     1982    35881 SH       SOLE                  35721               160
Crescent Real Estate Eq        COM      225756105      929    41650 SH       SOLE                  41650
Dentsply Int'l, Inc.           COM      249030107      400    11440 SH       SOLE                  11440
Eastman Kodak                  COM      277461109      261     6375 SH       SOLE                                     6375
Elan Corp. Plc - Spons Adr     COM      284131208      208     3790 SH       SOLE                   3790
Equifax Inc                    COM      294429105      783    29075 SH       SOLE                  27685      390     1390
Exxon Mobil Corp               COM      30231g102      495     5553 SH       SOLE                   3220              2333
Family Dollar Stores           COM      307000109      270    14050 SH       SOLE                  14050
Fannie Mae                     COM      313586109     1012    14150 SH       SOLE                  13750               400
Freddie Mac                    COM      313400301    16103   297867 SH       SOLE                 167288            131354
General Electric               COM      369604103     1040    18029 SH       SOLE                  14400              3629
Genzyme                        COM      372917104     1138    16690 SH       SOLE                  16690
IBM                            COM      459200101     1246    11078 SH       SOLE                  10550               528
Immucell Corp                  COM      452525306       24    10000 SH       SOLE                                    10000
Intel Corp                     COM      458140100     1159    27890 SH       SOLE                  26780              1110
Interpublic Group Co           COM      460690100     2390    70155 SH       SOLE                  45450             25155
Johnson & Johnson              COM      478160104     4253    45275 SH       SOLE                  25080             20415
Kroger, Co.                    COM      501044101     6343   281110 SH       SOLE                 158690      400   123650
Lexmark Intl, Inc.             COM      529771107     1867    49795 SH       SOLE                  39285             10700
Liz Claiborne                  COM      539320101     4539   117895 SH       SOLE                  68610      310    49775
Lowe's Companies               COM      548661107     5422   120819 SH       SOLE                  83269             38245
Lucent Technologies, Inc.      COM      549463107      745    24362 SH       SOLE                  24362
MBIA, Inc.                     COM      55262C100     1948    27385 SH       SOLE                  12045      225    15340
MGIC Investment                COM      552848103    10900   178329 SH       SOLE                 107336      200    71458
Markel Corp.                   COM      570535104     2260    14896 SH       SOLE                  10276       50     4636
Marshall & Ilsley              COM      571834100     2061    41123 SH       SOLE                   9640             31483
Martin Marietta Mat.           COM      573284106     4635   121082 SH       SOLE                  82972      320    38790
Merck & Co                     COM      589331107      979    13150 SH       SOLE                  12750               400
Mercury General Corp.          COM      589400100     3520   124320 SH       SOLE                  83385      390    41705
Merrill Lynch                  COM      590188108     1197    18130 SH       SOLE                  18130
Metlife, Inc.                  COM      59156R108     2550    97380 SH       SOLE                  28055             69325
Microsoft Corp                 COM      594918104     8839   146547 SH       SOLE                  85212             61775
Motorola                       COM      620076109     2768    97970 SH       SOLE                  67135             31380
Pepsico                        COM      713448108     4284    93122 SH       SOLE                  60702             33000
Pfizer Inc                     COM      717081103      678    15081 SH       SOLE                  15081
Philip Morris                  COM      718154107      696    23635 SH       SOLE                  15000              8635
Questar Corp.                  COM      748356102      501    18000 SH       SOLE                  18000
RCN Corporation                COM      749361101     2537   122280 SH       SOLE                  86915      375    35990
Rogers Communication Cl B      COM      775109200     1038    43835 SH       SOLE                  43575      260      260
Safeway, Inc.                  COM      786514208     7101   152105 SH       SOLE                  91282             61308
Scripps Co. (E.W.) - Cl A      COM      811054204     4776    88443 SH       SOLE                  66108      210    22740
Solectron Corp.                COM      834182107     3628    78665 SH       SOLE                  62095             16875
Southtrust Corp                COM      844730101     1958    62297 SH       SOLE                  31910      435    30387
State Street Boston Corp       COM      857477103     1407    10825 SH       SOLE                  10825
Stilwell Financial, Inc.       COM      860831106     1640    37705 SH       SOLE                  37385      320      320
Sun Microsystems               COM      866810104      496     4250 SH       SOLE                   4250
Target Corporation             COM      87612E106     8457   330046 SH       SOLE                 198316            132780
Telephone & Data Systems Inc.  COM      879433100      384     3465 SH       SOLE                   3330      135      135
Tellabs, Inc.                  COM      879664100    11174   234005 SH       SOLE                 140680             93905
Time Warner, Inc.              COM      887315109     4114    52581 SH       SOLE                  34691             18245
Tricon Global Restaurants      COM      895953107      571    18630 SH       SOLE                  18005      225      625
Tyco International, Ltd.       COM      902124106     2073    39960 SH       SOLE                  39960
U.S. Bancorp                   COM      902973106     3644   160190 SH       SOLE                 103700             57525
U.S. Cellular Corp.            COM      911684108      718    10250 SH       SOLE                  10075               175
Unumprovident Corp.            COM      91529Y106      622    22815 SH       SOLE                  13320      440     9495
Valassis Communications, Inc.  COM      918866104      277    12450 SH       SOLE                  12160      290      290
Verizon Communications         COM      92343V104      525    10844 SH       SOLE                   9441              1403
Wells Fargo & Co               COM      949746101    13685   297908 SH       SOLE                 168035      390   130368
Worldcom, Inc.                 COM      98157D106    12378   407508 SH       SOLE                 236230            172433